UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2011

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	August 10, 2011

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	47
Form 13F Information Table Value Total:	$23,529
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AT&T INC		COM	00206R102	386	12294	SH		SOLE	NONE			12294
AMERICAN TOWER CORP CL 	COM	029912201	278	5326	SH		SOLE	NONE			5326
APPLE INC		COM	037833100	204	610	SH		SOLE	NONE			610
AUTOMATIC DATA PROCESS	COM	053015103	175	3329	SH		SOLE	NONE			3329
BANCO BILBAO VIZCAYA A	COM	05946K101	554	47230	SH		SOLE	NONE			47230
BANCTRUST FINANCIAL GP	COM	05978R107	81	31705	SH		SOLE	NONE			31705
BANK OF AMERICA		COM	060505104	175	16042	SH		SOLE	NONE			16042
BERKSHIRE HATHAWAY INC	COM	084670702	485	6275	SH		SOLE	NONE			6275
BLACKROCK INC CL A	COM	09247X101	271	1413	SH		SOLE	NONE			1413
BORG WARNER INC		COM	099724106	204	2532	SH		SOLE	NONE			2532
CHEVRON CORPORATION	COM	166764100	488	4750	SH		SOLE	NONE			4750
CISCO SYSTEMS		COM	17275R102	322	20649	SH		SOLE	NONE			20649
COCA COLA ENTERPRISES	COM	19122T109	175	6015	SH		SOLE	NONE			6015
CUMBERLAND PHARMA	COM	230770109	938	163241	SH		SOLE	NONE			163241
ECOLAB INC		COM	278865100	239	4249	SH		SOLE	NONE			4249
EL PASO CORPORATION	COM	28336L109	270	13404 	SH		SOLE	NONE			13404
EXXON MOBIL CORP	COM	30231G102	617	7586	SH		SOLE	NONE			7586
GENERAL ELECTRIC CO	COM	369604103	192	10195	SH		SOLE	NONE			10195
GREENLIGHT CAPITAL RE	COM	G4095J109	1791	68156	SH		SOLE	NONE			68156
INTL BUS MACHINES	COM	459200101	378	2205	SH		SOLE	NONE			2205
JOHNSON & JOHNSON	COM	478160104	610	9179	SH		SOLE	NONE			9179
KKR & CO LP		COM	48248M102	163	10000	SH		SOLE	NONE			10000
MICROSOFT CORP		COM	594918104	387	14921	SH		SOLE	NONE			14921
MONSANTO CO NEW		COM	61166W101	210	2905	SH		SOLE	NONE			2905
PENGROWTH ENERGY TRUST	COM	706902509	125	10000	SH		SOLE	NONE			10000
PEPSICO INC		COM	713448108	399	5675	SH		SOLE	NONE			5675
PFIZER INC		COM	717081103	512 	24880 	SH		SOLE	NONE			24880
PHILIP MORRIS COMPANIES	COM	718172109	216	3235	SH		SOLE	NONE			3235
PLATFORMS WIRELESS INTL	COM	72765A101		20000	SH		SOLE	NONE			20000
POWERSHARES DB GOLD DOU	COM	25154H749	1394	30000	SH		SOLE	NONE			30000
PROCTOR & GAMBLE CO	COM	742718109	318	5018	SH		SOLE	NONE			5018
PROGRESS ENERGY INC	COM	743263105	441	9200	SH		SOLE	NONE			9200
PROSHARES ULTRA SHORT	COM	74347R883	309	15000	SH		SOLE	NONE			15000
REGIONS FINL CORP NEW	COM	7591EP100	190 	30791 	SH		SOLE	NONE			30791
SCANA CORP NEW		COM	80589M102	661	16805	SH		SOLE	NONE			16805
SCHLUMBERGER LTD	COM	806857108	699	8097	SH		SOLE	NONE			8097
SECURITY BK CORP COM	COM	814047106	 	21292 	SH		SOLE	NONE			21292
SPDR GOLD TRUST ETF	COM	78463V107	746	5111	SH		SOLE	NONE			5111
TIME WARNER INC NEW	COM	887317303	581	15997	SH		SOLE	NONE			15997
TIME WARNER CABLE	COM	88732J207	844	10820	SH		SOLE	NONE			10820
TORCHMARK CORP		COM	891027104	593	9246 	SH		SOLE	NONE			9246
VANGUARD DIVD APPRE IND	COM	921908844	2786	49768	SH		SOLE	NONE			49768
VANGUARD INTL EQ INDEX	COM	922042858	921	18958	SH		SOLE	NONE			18958
WALMART STORES INC	COM	931142103	262	4931	SH		SOLE	NONE			4931
WASHINGTON MUTUAL INC	COM	939322103	  1	10420 	SH		SOLE	NONE			10420
WELLS FARGO		COM	949746101	1553	55363	SH		SOLE	NONE			55363
WILLIAMS CO		COM	969457100	363	12000	SH		SOLE	NONE			12000


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